Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies
Note 7 — Commitments & Contingencies
Registration Rights
The holders of the (i) Founder Shares, which were issued in a Private Placement prior to the closing of the IPO, (ii) Private Placement Warrants which will be issued in a Private Placement simultaneously with the closing of the IPO and the Class A Ordinary Shares underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
On March 12, 2021, the Company paid a fixed underwriting discount of $6,090,000
. Additionally, the Company recorded a deferred underwriting discount of $10,657,500 payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial business combination, subject to the terms of the underwriting agreement. This deferred amount is reflected in the condensed consolidated balance sheets as of September 30, 2022 and December 31, 2021.
On July 8, 2022, the Company received a letter providing notice from Barclays Capital Inc. (“Barclays”), and on July 11, 2022, the Company received a letter providing notice from Deutsche Bank Securities Inc. (“DBSI”), waiving any entitlement to their respective portions of the $10,657,500 deferred underwriting fee that accrued from Barclays’ and DBSI’s participation as the underwriters of the Initial Public Offering and their right of first refusal to act as co-placement
agents in connection with any equity or debt financing transaction (including any investment banking and financial advisory services) related to the business combination. Such waiver reduces the estimated expenses of the business combination by $10,675,500
. A
portion of deferred underwriting discount previously recorded in the additional paid-in capital is recorded as a recovery in the additional paid-in capital and a portion previously expensed is recorded as a recovery in the statement of operations in the three- and nine-month periods ended September 30, 2022
.

Consulting Agreement
On July 1, 2022 the Company entered in consulting agreement with the ICR (“the Consultant”) for providing certain services related to the business combination that the Company is pursuing (as described above). Consultant’s compensation costs of the following parts:

•	$20,000.00 per month until the three (3) month anniversary of the announcement date of the business combination, pro-rated for any partial month, which is expensed by the Company as incurred.

•
A Transaction Fee of Two Hundred Fifty Thousand Dollars ($250,000.00) (the “Transaction Fee”) payable immediately upon completion of the business combination (and which shall be waived if the business combination is not completed for any reason); and

•
A performance-based fee of Two Hundred Fifty Thousand Dollars ($250,000.00) (the “Performance Bonus”), payable immediately upon completion of the business combination, based on certain performance indicators related to market capitalization of the merged company.

The Company records monthly fees in its results of operations as they are incurred. The Transaction Fee and Performance Bonus are contingent upon closing of the business combination and will be recorded upon its completion.

Note 6—Commitments & Contingencies
Registration Rights
The holders of the (i) Founder Shares, which were issued in a Private Placement prior to the closing of the Initial Public Offering, (ii) Private Placement Warrants, which were issued in a Private Placement simultaneously with the closing of the Initial Public Offering and the Class A Ordinary Shares underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of Working Capital Loans have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
On March 12, 2021, the Company paid a fixed underwriting discount of $6,090,000. Additionally, a deferred underwriting discount of $10,657,500 will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial business combination, subject to the terms of the underwriting agreement. This deferred amount is reflected in the balance sheet as of December 31, 2021.